Supplement to the
Fidelity® Corporate Bond Fund
October 30, 2013
Prospectus

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

CBD-14-01  January 17, 2014
1.9585869.100

Supplement to the
Fidelity® Defined Maturity Funds
August 29, 2013
Prospectus

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

DMI-14-01  January 17, 2014
1.9585870.100

Supplement to the
Fidelity® Global Strategies Fund
July 30, 2013
Prospectus

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

DYS-14-01  January 17, 2014
1.883715.106

Supplement to
Fidelity® Conservative Income Bond Fund
Institutional Class
October 30, 2013
Prospectus

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

FCV-I-14-01  January 17, 2014
1.9585864.100

Supplement to
Fidelity® Conservative Income Bond Fund
October 30, 2013
Prospectus

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

FCV-14-01  January 17, 2014
1.9585863.100